CASH AND BORROWINGS	12 Months Ended
Dec. 31, 2018
CASH AND BORROWINGS
CASH AND BORROWINGS

15 CASH AND BORROWINGS

15.1 Net debt

Net debt comprises borrowings and credit balances on currency swaps less cash at bank.

	2018	2017
	$ million	$ million
Bank overdrafts, borrowings and loans due within one year	164	27
Long-term bank borrowings	304	300
Private placement notes	997	1,123
Borrowings	1,465	1,450
Cash at bank	(365)	(169)
Credit/(debit) balance on derivatives – currency swaps	1	(2)
Credit balance on derivatives – interest rate swaps	3	2
Net debt	1,104	1,281

Borrowings are repayable as follows:

	Within	Between	Between	Between	Between
	one year or	one and	two and	three and	four and	After
	on demand	two years	three years	four years	five years	five years	Total
	$ million	$ million	$ million	$ million	$ million	$ million	$ million
At 31 December 2018
Bank loans	7	–	–	304	–	–	311
Bank overdrafts	32	–	–	–	–	–	32
Private placement notes	125	–	262	125	105	505	1,122
	164	–	262	429	105	505	1,465
At 31 December 2017
Bank loans	13	–	300	–	–	–	313
Bank overdrafts	14	–	–	–	–	–	14
Private placement notes	–	124	–	264	125	610	1,123
	27	124	300	264	125	610	1,450

15.2 Liquidity risk exposures

The Board has established a set of policies to manage funding and currency risks. The Group uses derivative financial instruments only to manage the financial risks associated with underlying business activities and their financing.

Liquidity risk is the risk that the Group is not able to settle or meet its obligations on time or at a reasonable price. The Group’s policy is to ensure that there is sufficient funding and facilities in place to meet foreseeable borrowing requirements. The Group manages and monitors liquidity risk through regular reporting of current cash and borrowing balances and periodic preparation and review of short and medium-term cash forecasts, having regard to the maturities of investments and borrowing facilities.

The Group has available committed facilities of $2.4bn (2017: $2.4bn). The interest payable on borrowings under committed facilities is either at fixed or floating rates. Floating rates are typically based on the LIBOR (or other reference rate) relevant to the term and currency concerned.

The Company is subject to restrictive covenants under its principal facility agreements. These financial covenants are tested at the end of each half year for the 12 months ending on the last day of the testing period. As of 31 December 2018, the Company was in compliance with these covenants. The facilities are also subject to customary events of default, none of which are currently anticipated to occur.

The Group’s committed facilities are:

Facility	Date due
$80 million 2.47% Senior Notes	November 2019
$45 million Floating Rate Senior Notes	November 2019
$75 million 3.23% Senior Notes	January 2021
$190 million 2.97% Senior Notes	November 2021
$75 million 3.46% Senior Notes	January 2022
€265 million bilateral, term loan facility	April 2022
$50 million 3.15% Senior Notes	November 2022
$1.0 billion syndicated, revolving credit facility	June 2023
$105 million 3.26% Senior Notes	November 2023
$100 million 3.89% Senior Notes	January 2024
$305 million 3.36% Senior Notes	November 2024
$25 million Floating Rate Senior Notes	November 2024
$75 million 3.99% Senior Notes	January 2026

15.3 Year end financial liabilities by contractual maturity

The table below analyses the Group’s year end financial liabilities by contractual maturity date, including contractual interest payments and excluding the impact of netting arrangements:

	Within one	Between	Between
	year or on	one and	two and	After
	demand	two years	five years	five years	Total
	$ million	$ million	$ million	$ million	$ million
At 31 December 2018
Non-derivative financial liabilities:
Bank overdrafts and loans	39	–	304	–	343
Trade and other payables	854	1	1	2	858
Private placement notes	164	35	571	522	1,292
Acquisition consideration	78	21	25	3	127
Derivative financial liabilities:
Currency swaps/forward foreign exchange contracts – outflow	2,394	–	–	–	2,394
Currency swaps/forward foreign exchange contracts – inflow	(2,393)	–	–	–	(2,393)
	1,136	57	901	527	2,621
At 31 December 2017
Non-derivative financial liabilities:
Bank overdrafts and loans	27	–	300	–	327
Trade and other payables	873	1	1	2	877
Private placement notes	36	161	476	647	1,320
Acquisition consideration	36	50	69	5	160
Derivative financial liabilities:
Currency swaps/forward foreign exchange contracts – outflow	2,737	–	–	–	2,737
Currency swaps/forward foreign exchange contracts – inflow	(2,739)	–	–	–	(2,739)
	970	212	846	654	2,682

The amounts in the tables above are undiscounted cash flows, which differ from the amounts included in the balance sheet where the underlying cash flows have been discounted.

15.4 Liquidity and capital resources

The Group’s policy is to ensure that it has sufficient funding and facilities to meet foreseeable borrowing requirements.

At 31 December 2018, the Group held $333m (2017: $155m, 2016: $38m) in cash net of bank overdrafts. The Group had committed facilities available of $2,429m at 31 December 2018 of which $1,429m was drawn. Smith & Nephew intends to repay the amounts due within one year using available cash and drawing down on the longer-term facilities.

The principal variations in the Group’s borrowing requirements result from the timing of dividend payments, acquisitions and disposals of businesses, timing of capital expenditure and working capital fluctuations. Smith & Nephew believes that its capital expenditure needs and its working capital funding for 2019, as well as its other known or expected commitments or liabilities, can be met from its existing resources and facilities. The Group’s net debt decreased from $1,281m at the beginning of 2018 to $1,104m at the end of 2018, representing an overall decrease of $177m.

The Group’s planned future contributions are considered adequate to cover the current underfunded position in the Group’s defined benefit plans.